Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 11,441,225	$ 12,979,444	$ 14,639,981
Accounts receivable (net of allowance for credit losses of $291,372)	4,575,300	4,455,209	862,397
Inventory	28,671,398	22,659,357	8,869,469
Prepaid expenses and other current assets	4,240,843	2,549,559	606,037
Total current assets	48,928,766	42,643,569	24,977,884
Property and equipment, net	3,711,479	3,340,616	1,820,821
Operating leases right-of-use assets, net	7,240,673	7,628,591
Intangible assets, net	564,671	233,280	114,155
Goodwill	19,650,370	17,798,932	8,752,909
Other assets	363,554	377,364	227,205
TOTAL ASSETS	80,459,513	72,022,352	35,892,974
Current liabilities:
Accounts payable	9,147,215	6,024,750	1,819,411
Other accrued liabilities	51,287		40,151
Payroll and payroll tax liabilities	1,779,035	1,072,142	410,345
Customer deposits	3,554,469	2,503,785	516,038
Sales tax payable	755,381	533,656	191,958
Current maturities of operating leases liability	1,893,594	1,836,700
Current maturities of long-term debt	82,876	110,231	436,813
Total current liabilities	17,263,857	12,081,264	3,414,716
Operating leases liability, net of current maturities	5,484,090	5,807,266
Long-term convertible debt, net of debt discount and debt issuance costs			2,044,113
Long-term debt, net of current maturities	230,820	242,079	375,626
Total liabilities	22,978,767	18,130,609	5,834,455
Commitments and contingencies
Stockholders' Equity:
Common stock; $.001 par value; 100,000,000 shares authorized; 38,209,300 and 36,876,305 shares issued and outstanding, respectively	38,209	36,876	27,949
Additional paid-in capital	66,423,243	60,742,055	38,796,562
Accumulated deficit	(8,980,706)	(6,887,188)	(8,765,992)
Total stockholders' equity	57,480,746	53,891,743	30,058,519
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 80,459,513	$ 72,022,352	$ 35,892,974